Discontinued Operations - Schedule of Assets and Consideration (Details) - Insurance Agency Acquisition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Other assets	$ 40	$ 133
Total assets acquired	6,600	2,163
Total cash paid	(13,400)	(4,354)
Contingent consideration	(1,926)	(449)
Other liabilities assumed	0	(355)
Total fair value of consideration	(15,326)	(5,158)
Goodwill	8,726	2,995
Customer list intangible
Business Acquisition [Line Items]
Total assets acquired	6,120	1,860
Non-compete intangible
Business Acquisition [Line Items]
Total assets acquired	$ 440	$ 170